Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Summary of Allowance for Doubtful Accounts

The movement in the allowance for doubtful accounts during the year was as follows:

	2017	2016
Balance at January 1	$6,072	$9,089
Impairment loss recognized	56	188
Amounts written-off as uncollectible	(3,296)	(218)
Impairment loss reversed	(30)	(2,786)
Effect of movement in exchange rates	(206)	(201)
Balance at December 31	$2,596	$6,072

Summary of Ageing of Trade Receivables

The ageing of trade receivables at December 31 was as follows:

	2017		2016
	Gross	Provision for Impairment	Gross	Provision for Impairment
Not past due	$92,880	$—	$94,988	$—
Past due 0 – 30 days	66,723	—	38,130	—
Past due 31 – 120 days	19,410	580	14,921	—
Past due more than 120 days	2,016	2,016	8,175	6,072
	$181,029	$2,596	$156,214	$6,072

Summary of Financial Instruments were Denominated in U S Dollars

The following financial instruments were denominated in U.S. dollars:

	2017		2016
	Canadian Operations (1)	Foreign Operations	Canadian Operations (1)	Foreign. Operations
Cash	$1,720	$39,636	$37,583	$45,800
Accounts receivable	—	152,216	—	144,302
Accounts payable and accrued liabilities	(13,221)	(98,008)	(20,054)	(106,635)
Long-term liabilities, excluding long-term incentive plans	—	(8,023)	—	(9,251)
Net foreign currency exposure	$(11,501)	$85,821	$17,529	$74,216
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on net loss	$(115)	$—	$175	$—
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on comprehensive loss	$—	$858	$—	$742

(1)   Excludes U.S. dollar long-term debt that has been designated as a hedge of the Corporation’s net investment in certain self-sustaining foreign operations.

Summary of Contractual Maturities of Financial Liabilities and other contractual commitments

The following are the contractual maturities of the Corporation’s financial liabilities and other contractual commitments as at December 31, 2017:

	2018	2019	2020	2021	2022	Thereafter	Total
Accounts payable and accrued liabilities	$209,625	$—	$—	$—	$—	$—	$209,625
Share based compensation	8,658	14,057	4,943	—	—	—	27,658
Long-term debt	—	—	—	312,601	—	1,445,918	1,758,519
Interest on long-term debt (1)	116,661	116,661	116,661	115,815	96,342	191,185	753,325
Commitments	17,435	45,077	80,019	24,664	5,398	21,909	194,502
Total	$352,379	$175,795	$201,623	$453,080	$101,740	$1,659,012	$2,943,629

(1)   Interest has been calculated based on debt balances, interest rates, and foreign exchange rates in effect as at December 31, 2017 and excludes amortization of long-term debt issue costs.